UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    1/29/2004
--------------------                   -----------                    ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            66
                                         ------------
Form 13F Information Table Value Total:  $159,263,944
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Bank of America Corp           Com              60505104  31455851  391096          None    Defined     0      0    0
                                                                                            1
American International Group   Com              26874107   5250175   79212          None    Defined     0      0    0
                                                                                            1
Pfizer Inc                     Com              717081103  4710729  133335          None    Defined     0      0    0
                                                                                            1
Dow Chem Co                    Com              260543103  4686545  112739          None    Defined     0      0    0
                                                                                            1
CitiGroup                      Com              172967101  4654080   95881          None    Defined     0      0    0
                                                                                            1
3M Co Com                      Com              88579Y101  4526085   53229          None    Defined     0      0    0
                                                                                            1
General Electric Co            Com              369604103  4359894  140733          None    Defined     0      0    0
                                                                                            1
Honeywell Intl Inc             Com              438516106  4338543  129780          None    Defined     0      0    0
                                                                                            1
J P Morgan Chase & Co.         Com              46625H100  4153193  113074          None    Defined     0      0    0
                                                                                            1
Exxon Mobil Corp Com           Com              30231G102  3985855   97216          None    Defined     0      0    0
                                                                                            1
Texas Instruments Inc.         Com              882508104  3966640  135012          None    Defined     0      0    0
                                                                                            1
Viacom Inc Non Vtg Cl B        Com              925524308  3953688   89087          None    Defined     0      0    0
                                                                                            1
Liberty Media New Ser A        Com              530718105  3866725  325208          None    Defined     0      0    0
                                                                                            1
Microsoft Corp                 Com              594918104  3764020  136675          None    Defined     0      0    0
                                                                                            1
Medtronic Inc                  Com              585055106  3760059   77352          None    Defined     0      0    0
                                                                                            1
Walgreen Co                    Com              931422109  3624572   99631          None    Defined     0      0    0
                                                                                            1
Intel Corp                     Com              458140100  3597081  111711          None    Defined     0      0    0
                                                                                            1
Goldman Sachs Group            Com              38141G104  3537969   35835          None    Defined     0      0    0
                                                                                            1
Cisco Systems Inc              Com              17275R102  3490776  143712          None    Defined     0      0    0
                                                                                            1
Procter & Gamble Co            Com              742718109  3427956   34321          None    Defined     0      0    0
                                                                                            1
Eli Lilly & Co                 Com              532457108  3425196   48702          None    Defined     0      0    0
                                                                                            1
Time Warner                    Com              887315109  3417954  189992          None    Defined     0      0    0
                                                                                            1
Merck & Co Inc                 Com              589331107  3150420   68191          None    Defined     0      0    0
                                                                                            1
Northrop Grumman Corp          Com              666807102  2935505   30706          None    Defined     0      0    0
                                                                                            1
Amgen                          Com              31162100   2883428   46657          None    Defined     0      0    0
                                                                                            1
Applied Materials Inc.         Com              38222105   2404358  107098          None    Defined     0      0    0
                                                                                            1
Target Corp                    Com              87612E106  2258602   58818          None    Defined     0      0    0
                                                                                            1
Chevrontexaco Corp             Com              166764100  2156381   24961          None    Defined     0      0    0
                                                                                            1
Merrill Lynch & Co             Com              590188108  2146165   36593          None    Defined     0      0    0
                                                                                            1
Southern Company               Com              842587107  1941143   64170          None    Defined     0      0    0
                                                                                            1
International Business Machine Com              459200101  1809091   19520          None    Defined     0      0    0
                                                                                            1
Wal Mart Stores Inc            Com              931142103  1756432   33109          None    Defined     0      0    0
                                                                                            1
Analog Devices Inc             Com              32654105   1649954   36144          None    Defined     0      0    0
                                                                                            1
Novartis A G Spon Adr          Com              66987V109  1575994   34343          None    Defined     0      0    0
                                                                                            1
Dominion Res Inc Va            Com              25746U109  1478622   23165          None    Defined     0      0    0
                                                                                            1
Smith International            Com              832110100  1189823   28657          None    Defined     0      0    0
                                                                                            1
Transocean                     Com              G90078109  1124679   46842          None    Defined     0      0    0
                                                                                            1
Johnson & Johnson              Com              478160104  1119731   21675          None    Defined     0      0    0
                                                                                            1
Standard & Poors               Com              78462F103   986386    8864          None    Defined     0      0    0
                                                                                            1
General Electric Co            Com              369604103   929400   30000          Sole    Sole        0      0    0
Pepsico Inc                    Com              713448108   881071   18899          None    Defined     0      0    0
                                                                                            1
Laboratory Corp Amer           Com              50540R409   849850   23000          None    Defined     0      0    0
                                                                                            1
Weatherford International      Com              G95089101   810000   22500          None    Defined     0      0    0
                                                                                            1
Morgan Stanley Dean Witter & C Com              617446448   792819   13700          None    Defined     0      0    0
                                                                                            1
American Express Co N Y Com    Com              25816109    607698   12600          Sole    Sole        0      0    0
Pfizer Inc                     Com              717081103   582945   16500          Sole    Sole        0      0    0
Vornado Realty Trust           Com              929042109   492750    9000          Sole    Sole        0      0    0
Diamond Offshore               Com              25271C102   423602   20653          None    Defined     0      0    0
                                                                                            1
Mellon Financial Corp          Com              585509102   351605   10950          None    Defined     0      0    0
                                                                                            1
Tyco International Ltd         Com              902124106   318000   12000          None    Defined     0      0    0
                                                                                            1
Grant Prideco                  Com              38821G101   292950   22500          None    Defined     0      0    0
                                                                                            1
Exxon Mobil Corp Com           Com              30231G102   287000    7000          Sole    Sole        0      0    0
Bank of America Corp           Com              60505104    281505    3500          Sole    Sole        0      0    0
Chevrontexaco Corp             Com              166764100   259170    3000          Sole    Sole        0      0    0
Dow Chem Co                    Com              260543103   249420    6000          Sole    Sole        0      0    0
CitiGroup                      Com              172967101   242700    5000          Sole    Sole        0      0    0
Southwest Airlines             Com              844741108   242100   15000          Sole    Sole        0      0    0
Wells Fargo                    Com              949746101   235560    4000          Sole    Sole        0      0    0
EMC Corp                       Com              268648102   220609   17075          None    Defined     0      0    0
                                                                                            1
Eli Lilly & Co                 Com              532457108   210990    3000          Sole    Sole        0      0    0
Coca-Cola Company              Com              191216100   203000    4000          Sole    Sole        0      0    0
Honeywell Intl Inc             Com              438516106   200580    6000          Sole    Sole        0      0    0
Procter & Gamble Co            Com              742718109   199760    2000          Sole    Sole        0      0    0
Bank of New York Co Inc Com    Com              64057102    198720    6000          Sole    Sole        0      0    0
Medtronic Inc                  Com              585055106   194440    4000          Sole    Sole        0      0    0
Amgen                          Com              31162100    185400    3000          Sole    Sole        0      0    0


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